13. STOCKHOLDERS' EQUITY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note13 - STOCKHOLDERS' EQUITY TRANSACTIONS

13. STOCKHOLDERS' EQUITY TRANSACTIONS

On April 26, 2012, the Annual Meeting of the Company’s Shareholders, the Company’s shareholders approved an amendment to the Certificate of Incorporation of the Company to effect a reverse stock split of the Company’s common stock, par value $0.001 per share, at a ratio not less than one-for-twenty and not greater than one-for-eighty, and reduce the number of authorized shares of the Company’s common stock in the same proportion as the reverse split, with the exact ratio to be set within such range in the discretion of the Board of Directors without further approval or authorization of the Company’s shareholders, provided that the Board of Directors determines to effect the reverse stock split and proportional reduction in authorized shares of common stock and such amendment is filed with the Secretary of State of Delaware no later than December 31, 2012.

On March 16, 2012, the Company issued 31,578,947 shares of common shares in exchange for promissory notes of $2,500,000 and $500,000 as discussed in Note 11.

On June 18, 2012, the Company issued 34,188,034 shares of common shares in exchange for promissory notes of $2,000,000 and $400,000 as discussed in Note 11.

Effective July 1, 2011, the Company entered into an amended and restated employment agreement with Gary Rabin. Per the agreement, the Company agreed to issue 10,000,000 shares of restricted stock which vests in equal installments on the last day of each calendar quarter commencing on July 31, 2011 and ending on December 31, 2013. During the six months ended June 30, 2012, the Company issued 2,000,000 shares of common stock pursuant to the agreement. As of June 30, 2012, 4,000,000 shares have been issued. The Company valued the 10,000,000 shares at $0.185 per share for a value of $1,850,000 which will be amortized over 30 months. During the three and six months ended June 30, 2012, the Company recorded $185,000 and $370,000 as payroll expense in the consolidated statements of operations.

On August 8, 2011, the Company entered into a new employment agreement with Robert Lanza. Per the agreement, the Company agreed to issue 15,000,000 shares of restricted stock with 6,000,000 shares vesting immediately and the remaining 9,000,000 shares vesting over a 21 months period beginning on January 31, 2012. During the six months ended June 30, 2012, the Company issued 2,571,428 shares of common stock pursuant to the agreement. As of June 30, 2012, 8,571,428 shares have been issued. The Company valued the 15,000,000 shares at $0.1571 per share for a value of $2,356,500 which will be amortized through September 30, 2013. During the three and six months ended June 30, 2012, the Company recorded $163,142 and $326,284 as payroll expense in the accompanying consolidated statements of operations.

On January 31, 2012, February 7, 2012 and May 8, 2012, the Company issued 238,237,459, 1,364,171 and 800,000 shares, respectively, to various debt and warrant holders as part of the global settlement as discussed in Note 6. The shares were valued at $26,428,179. The Company reduced the accrued settlement by $26,356,179 and the loss contingency accrual by $72,000 with the issuance of the shares.

On January 31, 2012, the Company issued 45,878,659 shares to Midsummer Investment, Ltd. per the settlement agreement as discussed in Note 6. The shares were valued at $7,799,373. The Company reduced the accrued settlement by $7,799,373 with the issuance of the shares.

On February 17, 2012, the Company issued 5,183,374 shares to RHP Master Fund, Ltd. as a result of a preliminary injunction from the court as discussed in Note 6. The shares were valued at $570,171. The Company reduced the loss contingency accrual by $570,171 for the issuance of the shares.

On March 12, 2012 the Company issued 4,941,605 shares in settlement of litigation with Cranshire Capital Master Fund, Ltd. The shares were recorded as finance costs and valued at $543,577.

On March 30, 2012, the Company issued various board members 792,832 shares of common stock valued at $73,500 as compensation for board services.

On June 29, 2012, the Company issued various board members 1,009,720 shares of common stock valued at $70,250 as compensation for board services.

13.	STOCKHOLDERS’ EQUITY TRANSACTIONS

During the year ended December 31, 2011, the Company issued 1,519,077 shares related to the convertible debenture redemptions for the principal amount of $151,909.

During the year ended December 31, 2011, the Company issued 636,126 shares for the exercise of 1,500,000 non-employee options and relieved the derivative liability for $160,161.

During the year ended December 31, 2011, the Company issued 750,000 shares for the exercise of 750,000 employee options.

On January 1, 2011, the Company issued 1,630,000 shares of common stock in connection with consulting agreements. The agreements are for one year unless terminated by either party. The Company recognized consulting expense of $342,300 related to these agreements during the year ended December 31, 2011.

On January 11, 2011, per Gary Rabin’s employment agreement, the Company issued 5,000,000 shares of restricted common stock. The Company valued the shares at $0.14 per share for a value of $700,000. The Company was to amortize this expense over the earlier of one year or the naming of a new CEO. On July 1, 2011, Gary Rabin was named CEO; therefore, the Company fully amortized the $700,000 as of July 1, 2011. During the year ended December 31, 2011 the Company recorded $700,000 as payroll expense in the accompanying consolidated statement of operations.

On February 11, 2011 and June 15, 2011, the Company entered into an agreement with Gemini Master Fund (“Gemini”), whereby, the Company issued 20,000,000 shares and 1,987,829 shares, respectively to settle errors involving warrant issuances to Gemini. The Company relieved the warrant liability and recorded a financing cost of $2,401,282 in the accompanying consolidated statements of operations.

On February 14, 2011, the Company issued Robert Lanza 12,421,101 shares of common stock. The Company had granted these shares to Mr. Lanza during 2010 and had recorded the compensation expense and an accrued liability for $1,117,899 as of December 31, 2010. The Company relieved the accrued liability with the issuance of the shares.

On February 15, 2011, the Company issued 3,222,786 shares of common stock valued at $654,000 to Optimus CG II Ltd, which was related to the true-up of shares issued on conversion of warrants. The Company has recorded the expense as a finance cost and the accrued liability in the 2010 consolidated financial statements. The Company relieved the accrued liability with the issuance of the shares.

On February 15, 2011, the Company issued Transition Holdings, Ltd. 7,413,000 shares of common stock for full settlement of the licensing agreements between Transition Holdings, Ltd. and the Company. The Company had recorded the value of the shares in the December 31, 2010 consolidated financial statements as advances payable. The Company relieved the advances payable with the issuance of the shares.

On February 16, 2011, the Company issued a board member 406,324 shares of common stock valued at $73,138 as compensation for board services.

On April 13, 2011, the Company issued 26,666,666 shares of common shares in exchange for promissory notes of $4,000,000 and $800,000 as discussed in Note 9.

On May 16, 2011, the Company issued 751,406 shares of common stock valued at $133,600 to University of Massachusetts for licensing rights.

On June 16, 2011, the Company issued 25,668,449 shares of common stock in exchange for promissory notes of $4,000,000 and $800,000 as discussed in Note 9.

On June 30, 2011, the Company issued 7,562,008 shares of common stock related to the $1,250,000 commitment fee for the Series C first and second tranche as discussed in Note 9.

Effective July 1, 2011, the Company entered into an amended and restated employment agreement with Gary Rabin. Per the agreement, the Company agreed to issue 10,000,000 shares of restricted stock which vests in equal installments on the last day of each calendar quarter commencing on July 31, 2011 and ending on December 31, 2013. As of December 31, 2011, 2,000,000 shares have been issued. The Company valued the 10,000,000 shares at $0.185 per share for a value of $1,850,000 which will be amortized over 30 months. During the years ended December 31, 2011 and 2010, the Company recorded $370,000 and $0 as payroll expense in the accompanying consolidated statements of operations.

On August 8, 2011, the Company entered into a new employment agreement with Robert Lanza. Per the agreement, the Company agreed to issue 15,000,000 shares of restricted stock with 6,000,000 shares vesting immediately and the remaining 9,000,000 shares vesting over a 21 months period beginning on January 31, 2012. As of December 31, 2011, 6,000,000 shares have been issued. The Company valued the 15,000,000 shares at $0.1571 per share for a value of $2,356,500 which will be amortized through September 30, 2013. During the years ended December 31, 2011 and 2010, the Company recorded $1,214,504 and $0 as payroll expense in the accompanying consolidated statements of operations.

On August 9, 2011, the Company entered into a settlement agreement and mutual release with Midsummer Investment, Ltd. and Midsummer Small Cap Master, Ltd. (collectively, “Midsummer”). Pursuant to the agreement, the Company issued to Midsummer 36,000,000 shares on August 12, 2011. The shares were recorded as finance costs and valued $6,120,000..

On September 2, 2011, the Company issued a board member 100,982 shares of common stock valued at $16,157 as compensation for board services.

On September 22, 2011, the Company issued 11,605,416 shares of common stock in exchange for promissory notes of $1,500,000 and $300,000 as discussed in Note 9.

On November 2, 2011, the Company issued a board member 500,000 shares of common stock valued at $90,000 as compensation for board services.

On November 2, 2011, the Company issued 39,514,859 shares to Alpha Capital as a result of a preliminary injunction from the court. The shares were recorded as finance costs and valued at $4,947,800.

On November 14, 2011, the Company issued a board member 13,846 shares of common stock valued at $2,492 as compensation for board services.

On November 15, 2011, the Company issued 18,000,000 shares to Black Mountain Equities as a result of a preliminary injunction from the court. The shares were recorded as finance costs and valued at $1,615,062.

On December 15, 2011, the Company issued 24,615,385 shares of common stock in exchange for promissory notes of $2,000,000 and $400,000 as discussed in Note 9.

On December 16, 2011, the Company issued 10,730,265 shares to Cranshire Capital Master Fund, Ltd. as a result of a preliminary injunction from the court. The shares were recorded as finance costs and valued at $1,073,027.

On December 30, 2011, the Company issued various board members and an executive officer 2,550,000 shares of common stock valued at $207,667 as compensation for board services.

During the year ended December 31, 2011, the Company issued 3,252,066 shares of common stock for the cashless exercise of 5,516,943 warrants not described above. The warrants were executed in accordance with their terms.

During the year ended December 31, 2011, the Company received $3,377,715 from the cash exercise of 34,225,302 warrants.